Group Information - Summary Of Remuneration Expenses Recorded For The Members Of Board (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Detailed Information About Remuneration Expenses Of Board Of Directors [Line Items]
Short-term benefits	€ 394	€ 436	€ 774
Cost of non-executive directors	465	424	303
Share-based payment plan expenses		1,078	6,146
Total	€ 859	€ 1,938	€ 7,223